Tax - Analysis of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax
Deferred tax asset	£ (1,894)	£ (2,178)
Deferred tax liability	141	227
Net deferred tax asset	£ (1,753)	£ (1,951)	£ (836)